CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas
Revenues	$ 46,840	$ 41,970
Direct operating costs	14,777	14,163
Depletion	19,295	19,252
Royalties	2,836	1,967
Oil and gas total revenue	9,932	6,588
Consulting revenue	132,001	277,915
Gross profit	141,933	284,503
Operating expenses:
Administration fees	27,882	27,244
Advertising	48,797	57,424
Consulting fees	99,366	77,194
Foreign exchange gain (loss)	29,184	22,355
Office and miscellaneous	3,628	4,539
Professional fees	19,044	6,888
Salaries and benefits	31,041	31,041
Travel and promotion	30,226	24,012
Total operating expenses	231,104	205,987
Income (loss) before other income (expense)	(89,171)	78,516
Other income or expense:
Interest income	5,819	1,045
Gain (loss) on equity investment	(129,675)
Impairment of marketable securities	3,818	1,137
Write-off of loan receivable	111,652
Net income (loss)	(328,497)	78,424
Other comprehensive income:
Unrealized foreign exchange translation gain (loss)	59,165	(47,309)
Total comprehensive income (loss)	$ (269,332)	$ 31,115
Net income (loss) per share - basic and diluted	$ (0.02)	$ 0.01
Weighted average number of common shares outstanding - basic and diluted	14,522,727	14,522,727